Equity (Tables)	6 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of warrants activity
	Number of shares	Weighted average life	Expiration dates

Balance of warrants outstanding as of July 1, 2020	2,396,747	3.67 years	*
Decrease for reverse stock split	(2,157,072)
Balance of warrants outstanding as of December 31, 2020	239,675	3.17 years	*

Balance of warrants outstanding as of July 1, 2021	18,402,197
Granted in July Registered Direct Offering	15,000,000	5 years	July 15, 2026
Granted in September Private Placement	4,717,333	5.5 years	March 15, 2027
Granted in October Private Placement	5,271,551	5.5 years	April 13, 2027
Granted in November Private Placement	9,246,837	5.5 years	May 4, 2027
Exercise of July Registration Direct Offering	(4,450,000)		*
Balance of warrants outstanding as of December 31, 2021	48,187,918	5.21 years	*